INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets:
	December 31,
	2018	2017
Customer relationships
Cost	$1,342	$1,342
Accumulated amortization	(431)	(297)
Amortized cost	$911	$1,045